ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accrued expenses and other payables consist of the following:

	December 31,
	2013	2012
	US$	US$
Accrued salaries and social welfare	254,447	259,774
Accrued expenses	191,780	60,542
Other payables, non-trade vendors	41,511	51,591
Deposit from customer	6,836	34,545
	494,574	406,452